Income Taxes (Details) - Schedule of Statutory Federal Income Tax Rate - CF ACQUISITION CORP VIII [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Statutory Federal Income Tax Rate [Line Items]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of warrant liability	(42.90%)	37.10%
Change in fair value of FPS liability	4.20%	(24.70%)
Change in valuation allowance	16.30%	(33.40%)
Nondeductible interest expense	5.80%
Effective Tax Rate	4.40%